Commitments and Contingencies (Details Textual) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended		0 Months Ended			1 Months Ended			0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended
	Aug. 19, 2011	Jan. 31, 2013	Nov. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Oct. 16, 2013	Oct. 13, 2014	Sep. 16, 2013	Aug. 31, 2013	Jul. 31, 2013	Oct. 31, 2012	Nov. 01, 2013	Sep. 12, 2014	Jul. 03, 2014	Sep. 24, 2014	Oct. 01, 2012	Jan. 31, 2014
Commitments and Contingencies [Line Items]
Consultant fees paid in cash			$ 5,500
Aggregate amount of purchase commitment		150,000			125,000
Issuance of common stock for development services				765,975	311,240
Rent expense year one				125,058
Rent expense year two				121,477
Rent expense year three				87,426
Lease commitment				333,961
Percentage on sales commission	5.00%		5.00%
Minimum royalty payment two years	15,000
Minimum royalty payment there after	20,000
Royalty revenue					15,000
Royalties accrued					35,000
Agreement maturity date			May, 2013
Incurred expenses				5,246,482	1,435,099
Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Term of the lease						3 years
Monthly rent amount						1,250
Percentage of lease increase annually						3
Rent expense year one					15,000
Rent expense year two					15,450
Rent expense year three					15,914
Lease commitment					46,364
Consultant Agreement [Member]
Commitments and Contingencies [Line Items]
Consultant fees paid in cash							250,000	4,000		4,000	5,000
Prepaid fee for services							125,000
Term of agreement							15 months
Issuance of common stock for development services		20,000			20,000						10,000
Issuance of common stock for development services, shares		5,000			4,878
Stock issued for services in cash					65,000
Stock issued for services for public relations and marketing					42,240				24,000
Stock issued for services for public relations and marketing, shares					13,767			4,000	24,000	4,000
Incurred expenses					11,000
Consultant Agreement One [Member]
Commitments and Contingencies [Line Items]
Consultant fees paid in cash												5,000
Term of agreement												6 months
Issuance of common stock for development services					90,000
Issuance of common stock for development services, shares					165,744
Compensation for services paid in cash					60,000
Payments for additional marketing services					41,875
Lease Agreement [Member]
Commitments and Contingencies [Line Items]
Term of the lease				3 years
Rent expenses				28,071
Monthly rent amount				6,395
Lease Agreement One [Member]
Commitments and Contingencies [Line Items]
Term of the lease													2 years
Lease and rental expense current year													2,300
Lease and rental expense next year													2,450
Purchase Commitment [Member]
Commitments and Contingencies [Line Items]
Aggregate amount of purchase commitment														696,500
Payment for purchase commitment														139,300
Purchase commitment, description														The purchase commitment calls for monthly deliveries through February 1, 2015
Distribution agreement [Member]
Commitments and Contingencies [Line Items]
Term of agreement															5 years
Royalty percentage															20.00%
Monthly minimum royalty															5,000
Employment Agreement [Member] | Chief Executive Officer [Member]
Commitments and Contingencies [Line Items]
Term of agreement																3 years
Initial base salary																	150,000
Increased in salaries																	$ 300,000